Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0001581280
Registrant Name	Twist Bioscience Corp
Registration File Number	333-296897
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES